LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
LONG TERM INVESTMENTS
Schedule of long term investments

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000
Cost method investments:
PRC Fund	10,103	10,103	1,465
United States Fund	20,045	20,045	2,906
Total	30,148	30,148	4,371